Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Income Tax Disclosure [Line Items]
Income tax expenses	¥ 135	$ 20	¥ 11
Effective income tax rate	0.24%	0.24%	0.03%
Uncertain income tax liabilities	¥ 117			$ 17
Uncertain tax positions income tax penalties	0		¥ 0
Uncertain tax positions income tax interest	¥ 0		¥ 0
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate	16.50%	16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%	25.00%
Effective preferential income tax rate	15.00%	15.00%